Securitizations And Variable Interest Entities (Classification Of The Consolidated VIEs' Assets And Liabilities) (Details) (JPY ¥)	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010	Mar. 31, 2009
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 1,070,520,000,000		¥ 1,620,340,000,000		¥ 1,020,647,000,000	¥ 613,566,000,000
Equities	116,000,000,000		89,000,000,000
Debt securities	84,000,000,000		110,000,000,000
Mortgage and mortgage-backed securities	27,000,000,000		35,000,000,000
Derivatives	0		16,919,000,000,000
Private equity investments	201,955,000,000		289,420,000,000
Securities purchased under agreements to resell, fair value option	7,662,748,000,000		9,558,617,000,000
Other	1,475,123,000,000		568,493,000,000
Derivatives	0	[1]	16,860,000,000,000	[1]
Securities sold under agreements to repurchase	9,928,293,000,000		10,813,797,000,000
Short-term borrowings	1,185,613,000,000		1,167,077,000,000
Long-term borrowings	8,504,840,000,000		8,402,917,000,000
Other liabilities	1,165,901,000,000		552,316,000,000
Aircrafts held by special purpose entities	0		30,000,000,000
Aircraft purchase deposits	0		15,000,000,000
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	52,000,000,000		92,000,000,000
Equities	730,000,000,000		785,000,000,000
Debt securities	180,000,000,000		239,000,000,000
Mortgage and mortgage-backed securities	84,000,000,000		67,000,000,000
Investment trust funds and other	0		8,000,000,000
Derivatives	4,000,000,000		10,000,000,000
Private equity investments	1,000,000,000		1,000,000,000
Securities purchased under agreements to resell, fair value option	7,000,000,000		6,000,000,000
Office buildings, land, equipment and facilities	140,000,000,000	[2],[3]	42,000,000,000	[2]
Other	408,000,000,000	[3],[4]	84,000,000,000	[4]
Total	1,606,000,000,000		1,334,000,000,000
Debt securities	4,000,000,000		6,000,000,000
Derivatives	38,000,000,000		32,000,000,000
Securities sold under agreements to repurchase	0		2,000,000,000
Short-term borrowings			2,000,000,000
Long-term borrowings	992,000,000,000		1,030,000,000,000
Other liabilities	35,000,000,000		5,000,000,000
Total	1,069,000,000,000		1,077,000,000,000
Aircrafts held by special purpose entities	14,000,000,000		30,000,000,000
Aircraft purchase deposits	¥ 17,000,000,000		¥ 15,000,000,000

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	Includes aircraft of ¥30 billion and ¥14 billion as of March 31, 2011 and 2012, respectively, held by SPEs consolidated due to the adoption of ASC 810 as amended by ASU 2009-17. Certain of these SPEs are used in connection with Nomura’s aircraft leasing business.
[3]	Includes real estate and real estate for sale held by SPEs consolidated by a new subsidiary acquired during the year ended March 31, 2012.
[4]	Includes aircraft purchase deposits of ¥15 billion and ¥17 billion as of March 31, 2011 and 2012, respectively. In relation to these aircraft purchase deposits, certain of these SPEs have commitments to purchase aircraft. See Note 22 “Commitments, contingencies and guarantees” for further information.